STOCK-BASED COMPENSATION (Details Narrative) - Stardust Power Inc [Member] - USD ($)				1 Months Ended				3 Months Ended	10 Months Ended	12 Months Ended
	Apr. 24, 2024	Dec. 14, 2023	Mar. 16, 2023	Jan. 31, 2024	Nov. 30, 2023	Oct. 31, 2023	Oct. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 26, 2023	Nov. 21, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued restricted shares			550,000
Number of shares, Unvested			259,000					54,500	68,125	68,125
Shares vesting period			24 months
Shares price		$ 0.00001	$ 0.00001
Shares vested term								1 year	1 year 3 months
Restricted shares value									$ 6
Shares repurchased		100,000
Restricted shares		177,700
Restricted shares granted			300,000
Shares reserved for future issuance			500,000					205,000	205,000	205,000
Number of shares, Granted					495,000	495,000			495,000
Shares granted exercise price					$ 0.03	$ 0.03
Options exercised									$ 14,850
Shares unvested repurchased		200,000
Share price		$ 0.03										$ 12.00
Shares repurchased value		$ 6,000
Shares exercised outstanding								$ 8,550	$ 8,650	$ 8,650
Shares awarded											215,000
Shares vested								54,500
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Granted	215,000
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period					3 years	3 years
Shares vested term									5 years 25 days
Shares granted period					3 years	3 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period					5 years	5 years
Shares vested term									5 years 11 months 4 days
Shares granted period					5 years	5 years
Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Granted					475,000	475,000
Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period					18 months	18 months	18 months
Number of shares, Granted					20,000	20,000
Compensation not yet recognized								$ 31,436	$ 45,061	45,061
Stock based compensation term								9 months	1 year
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized								$ 627,664	$ 675,488	$ 675,488
Stock based compensation term								3 years 4 months 9 days	3 years 7 months 9 days
Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares value				$ 3